CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net sales	$ 4,212	$ 3,800	$ 8,292	$ 7,453
Cost of sales	2,012	1,679	3,904	3,319
Gross profit	2,200	2,121	4,388	4,134
Research and development expenses, net	243	217	482	424
Selling and marketing expenses	804	644	1,636	1,396
General and administrative expenses	284	189	505	371
Legal settlements, acquisition and restructuring expenses and impairment	272	(9)	301	25
Purchase of research and development in process	0	5	0	9
Operating income	597	1,075	1,464	1,909
Financial (income) expenses - net	(20)	148	18	175
Income before income taxes	617	927	1,446	1,734
Provision for income taxes	27	118	76	203
Income before minority interest earnings and equity investments	590	809	1,370	1,531
Share in losses of associated companies - net	10	9	25	17
Net income	580	800	1,345	1,514
Net income attributable to non-controlling interests	4	3	8	4
Net income attributable to Teva	$ 576	$ 797	$ 1,337	$ 1,510
Earnings per share attributable to Teva:
Basic	$ 0.65	$ 0.89	$ 1.49	$ 1.69
Diluted	$ 0.64	$ 0.88	$ 1.49	$ 1.66
Weighted average number of shares (in millions):
Basic	892	895	895	894
Diluted	896	921	899	921